Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Pay vs Performance Disclosure
Net loss attributable to ECARX Holdings Inc.	¥ (940,191)	$ (132,423)	¥ (1,564,164)	¥ (1,173,955)